Financial Liabilities - Details of Bonds Issued and Outstanding (Detail) ₩ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Bonds	₩ 3,151,218
Bonds	3,151,218
Bonds	2,741,516		₩ 1,772,599
Won [member]
Disclosure of detailed information about borrowings [Line Items]
Less current portion	(409,702)		(559,658)
Bonds	1,426,894		1,446,393
Won [member] | Privately issued bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds	115,780
Bonds	115,780
Won [member] | Convertible bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds	858,385
Bonds	858,385
Foreign currencies [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds | $		$ 741
Bonds | $		741
Bonds	456,237		326,206
Gross carrying amount [member] | Won [member] | Publicly issued bonds [Member]
Disclosure of detailed information about borrowings [Line Items]
Bonds	1,730,000		1,900,000
Bonds	1,730,000		1,900,000
Gross carrying amount [member] | Won [member] | Privately issued bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds	110,000		110,000
Bonds	110,000		110,000
Gross carrying amount [member] | Foreign currencies [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds | $		400		$ 300
Bonds | $		$ 400		$ 300
Gross carrying amount [member] | Foreign currencies [member] | Publicly issued bonds [Member]
Disclosure of detailed information about borrowings [Line Items]
Bonds	347,340		335,430
Bonds	347,340		335,430
Discount on bonds [member] | Won [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds	3,404		3,949
Bonds	3,404		3,949
Discount on bonds [member] | Foreign currencies [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds	6,883		9,224
Bonds	₩ 6,883		₩ 9,224
Bonds issued and outstanding [member] | Won [member] | Privately issued bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued and outstanding, maturity period	April 2023
Bonds issued and outstanding [member] | Won [member] | Convertible bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued and outstanding, maturity period	August 2024
Bonds issued and outstanding [member] | Gross carrying amount [member] | Privately issued bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds, interest rate basis, description	3ML + 1.47
Bonds issued and outstanding [member] | Gross carrying amount [member] | Convertible bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds, adjustment to interest rate basis	1.50%	1.50%
Bonds issued and outstanding [member] | Gross carrying amount [member] | Foreign currencies [member] | Publicly issued bonds [Member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued and outstanding, maturity period	November 2021
Bonds issued and outstanding, annual interest rate	3.88%	3.88%
Bonds issued and outstanding [member] | Bottom of range [member] | Gross carrying amount [member] | Won [member] | Publicly issued bonds [Member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued and outstanding, maturity period	May 2020
Bonds issued and outstanding, annual interest rate	1.95%	1.95%
Bonds issued and outstanding [member] | Bottom of range [member] | Gross carrying amount [member] | Won [member] | Privately issued bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued and outstanding, maturity period	May 2025
Bonds issued and outstanding, annual interest rate	3.25%	3.25%
Bonds issued and outstanding [member] | Top of range [member] | Gross carrying amount [member] | Won [member] | Publicly issued bonds [Member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued and outstanding, maturity period	February 2024
Bonds issued and outstanding, annual interest rate	2.95%	2.95%
Bonds issued and outstanding [member] | Top of range [member] | Gross carrying amount [member] | Won [member] | Privately issued bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued and outstanding, maturity period	May 2033
Bonds issued and outstanding, annual interest rate	4.25%	4.25%